Investment Objectives and Goals - Schwab Crypto Thematic ETF	Jul. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Crypto Thematic Natural Language Processing ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that is designed to deliver global exposure to companies that may benefit from the development or utilization of cryptocurrencies (including bitcoin) and other digital assets, and the business activities connected to blockchain and other distributed ledger technology.